INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 07, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Purchase of interests in investments accounted for using equity method		$ 0	$ 329	[1]	$ 2,805	[1]
Investment accounted for using the equity method		$ 7,201	$ 7,118	[2]	$ 6,177	[2]
BioConnection BV
Disclosure of associates [line items]
Proportion of ownership interest in associates	43.85%	43.85%	43.85%		43.85%
Investments acquired through conversion of existing credits (prepayments)	$ 2,900
Purchase of interests in investments accounted for using equity method	2,800	$ 0	$ 0		$ 5,690
Investment accounted for using the equity method	$ 5,700	$ 7,201	$ 7,118		$ 6,177		$ 0

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.